CONSOLIDATED STATEMENTS OF FINANCIAL POSITION ₪ in Millions, $ in Millions		Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)		Dec. 31, 2018 ILS (₪)
CURRENT ASSETS
Cash and cash equivalents	[1]		₪ 299		₪ 416
Short-term deposits	[1]		552
Trade receivables			624	[1]	656
Other receivables and prepaid expenses			39	[1]	33
Deferred expenses - right of use			26	[1]	51
Inventories			124	[1]	98
CURRENT ASSETS, TOTAL			1,664	[1]	1,254
NON CURRENT ASSETS
Trade receivables			250	[1]	260
Deferred expenses - right of use			102	[1]	185
Lease - right of use			582
Property and equipment			1,430	[1]	1,211
Intangible and other assets			538	[1]	617
Goodwill			407	[1]	407
Deferred income tax asset			41	[1]	38
Prepaid expenses and other			1	[1]	4
NON CURRENT ASSETS, TOTAL			3,351	[1]	2,722
TOTAL ASSETS			5,015	[1]	3,976
CURRENT LIABILITIES
Current maturities of notes payable and borrowings			367	[1]	162
Trade payables			716	[1]	711
Payables in respect of employees			103	[1]	96
Other payables (mainly institutions)			23	[1]	10
Income tax payable			30	[1]	35
Lease liabilities			131
Deferred revenues from HOT mobile			31	[1]	31
Other deferred revenues			45	[1]	41
Provisions			43	[1]	64
CURRENT LIABILITIES, TOTAL			1,489	[1]	1,150
NON CURRENT LIABILITIES
Notes payable			1,275	[1]	1,013
Borrowings from banks			138	[1]	191
Financial liability at fair value	[1]		28
Liability for employee rights upon retirement, net			43	[1]	40
Lease liabilities			486
Deferred revenues from HOT mobile			102	[1]	133
Provisions and other non-current liabilities			37	[1]	43
NON CURRENT LIABILITIES, TOTAL			2,109	[1]	1,420
TOTAL LIABILITIES			3,598	[1]	2,570
EQUITY
Share capital - ordinary shares of NIS 0.01 par value: authorized - December 31, 2018 and 2019 - 235,000,000 shares; issued and outstanding - December 31, 2018 - 162,628,397 shares December 31, 2019 - 162,915,990 shares			2	[1]	2
Capital surplus			1,077	[1]	1,102
Accumulated retained earnings			576	[1]	563
Treasury shares, at cost - December 31, 2018 - 8,560,264 shares December 31, 2019 - 8,275,837 shares			(238)	[1]	(261)
Non-controlling interests	[2]
TOTAL EQUITY			1,417	[1]	1,406
TOTAL LIABILITIES AND EQUITY			₪ 5,015	[1]	₪ 3,976
Convenience translation into U.S. dollars [Member]
CURRENT ASSETS
Cash and cash equivalents | $	[1]	$ 87
Short-term deposits | $	[1]	160
Trade receivables | $	[1]	180
Other receivables and prepaid expenses | $	[1]	11
Deferred expenses - right of use | $	[1]	7
Inventories | $	[1]	36
CURRENT ASSETS, TOTAL | $	[1]	481
NON CURRENT ASSETS
Trade receivables | $	[1]	72
Deferred expenses - right of use | $	[1]	30
Lease - right of use | $	[1]	168
Property and equipment | $	[1]	414
Intangible and other assets | $	[1]	156
Goodwill | $	[1]	118
Deferred income tax asset | $	[1]	12
Prepaid expenses and other | $	[1],[2]
NON CURRENT ASSETS, TOTAL | $	[1]	970
TOTAL ASSETS | $	[1]	1,451
CURRENT LIABILITIES
Current maturities of notes payable and borrowings | $	[1]	106
Trade payables | $	[1]	206
Payables in respect of employees | $	[1]	30
Other payables (mainly institutions) | $	[1]	7
Income tax payable | $	[1]	9
Lease liabilities | $	[1]	38
Deferred revenues from HOT mobile | $	[1]	9
Other deferred revenues | $	[1]	13
Provisions | $	[1]	12
CURRENT LIABILITIES, TOTAL | $	[1]	430
NON CURRENT LIABILITIES
Notes payable | $	[1]	369
Borrowings from banks | $	[1]	40
Financial liability at fair value | $	[1]	8
Liability for employee rights upon retirement, net | $	[1]	12
Lease liabilities | $	[1]	141
Deferred revenues from HOT mobile | $	[1]	30
Provisions and other non-current liabilities | $	[1]	11
NON CURRENT LIABILITIES, TOTAL | $	[1]	611
TOTAL LIABILITIES | $	[1]	1,041
EQUITY
Share capital - ordinary shares of NIS 0.01 par value: authorized - December 31, 2018 and 2019 - 235,000,000 shares; issued and outstanding - December 31, 2018 - 162,628,397 shares December 31, 2019 - 162,915,990 shares | $	[1]	1
Capital surplus | $	[1]	311
Accumulated retained earnings | $	[1]	167
Treasury shares, at cost - December 31, 2018 - 8,560,264 shares December 31, 2019 - 8,275,837 shares | $	[1]	(69)
TOTAL EQUITY | $	[1]	410
TOTAL LIABILITIES AND EQUITY | $	[1]	$ 1,451

[1]	See Note 2 regarding the adoption of IFRS 16 - Leases.
[2]	Representing an amount of less than NIS 1 million.